Other disclosures on cash flows - Summary of Other Disclosures on Cash Flows (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-cash operating activities
Fair value adjustment to accounts receivable from card issuers	R$ 303,156	R$ (43,523)	R$ 22,818
Fair value adjustment on equity instruments/listed securities designated at FVOCI	216,465	40,336	938
Fair value adjustment on loans designated at FVPL	(1,306,205)	12,461	17,446
Mark-to-market on equity securities designated at FVPL	(1,264,213)	0	0
Non-cash investing activities
Purchases not paid at year end	92,802	118,977	154,650
Non-cash financing activities
Unpaid consideration for acquisition of non-controlling shares	1,823	3,088	4,099
Settlement of loans with private entities	748,297	0	0
Property and equipment, and intangible assets
Additions of property and equipment	(775,483)	(265,259)
Payments from previous year	(33,353)	(1,050)	(18,160)
Purchases not paid at year end	51,614	33,353	1,050
Prepaid purchases of POS	(102,314)	(5,987)	(10,767)
Purchases of property and equipment	(1,082,990)	(372,138)	(333,568)
Additions of intangible assets (Note 12.1)	(67,907)	(79,351)
Purchases not paid at year end	41,898	0	0
Capitalization of borrowing costs	592	508	793
Issuance of shares for acquisition of assets	849
Purchases and development of intangible assets	(215,681)	(82,965)	(66,381)
Net book value of disposed assets	161,902	96,704	15,743
Net book value of disposed Leases	(14,474)	(36,919)	0
Loss on disposal of property and equipment and intangible assets	(136,104)	(52,658)	(14,639)
Disposal of Linked's property, equipment and intangible assets, including goodwill	(11,224)
Proceeds from disposal of property and equipment and intangible assets	100	7,127	1,104
IFRS 16
Property and equipment, and intangible assets
Additions of right of use	87,176	52,140	76,202
Cost
Property and equipment, and intangible assets
Additions of property and equipment	(1,086,113)	(450,594)	(381,893)
Additions of intangible assets (Note 12.1)	(264,646)	(150,310)	(104,687)
Cost | Right-of-use assets - Software
Property and equipment, and intangible assets
Additions of intangible assets (Note 12.1)	R$ (5,626)	R$ (66,837)	R$ (37,513)